Segment information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Segment information

(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2011	2010	2009
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,437	13,745	18,326
Engineering	8,776	8,560	9,010
	20,213	22,305	27,336
Operating loss
Trading and manufacturing	(720)	(1,590)	(452)
Engineering	(802)	354	468
Unallocated corporate expenses	(152)	(142)	(154)
	(1,674)	(1,378)	(138)

	2011	2010	2009
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	137	132	172
Engineering	45	38	30
	182	170	202
Capital Expenditures, Gross
Trading and manufacturing	44	52	81
Engineering	19	60	37
	63	112	118

	2011	2010
	US$’000	US$’000
Assets
Trading and manufacturing	6,215	7,808
Engineering	17,649	17,405
	23,864	25,213
Liabilities
Trading and manufacturing	2,315	3,615
Engineering	3,640	3,497
	5,955	7,112

(ii)	Geographical analysis of revenue by customer location is as follows:

	2011	2010	2009
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,100	15,891	19,333
Hong Kong	4,891	6,150	7,621
Others	222	264	382
	20,213	22,305	27,336

(iii)	Long-lived assets(1)

Geographical analysis of long-lived assets is as follows:

	2011	2010
	US$’000	US$’000

Hong Kong	630	698
The PRC	428	654
	1,058	1,352

  (1)           Long-lived assets represent property, plant and equipment, net.

(iv)	Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2011	2010	2009

Supplier A	15%	7%	6%
Supplier B	10%	6%	0%
Supplier C	10%	13%	10%
Supplier D	8%	6%	5%
Supplier E	7%	21%	21%
Supplier F	6%	4%	3%

(v)	Major customers

No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2011, 2010 and 2009.